Consolidated statements of comprehensive income (loss) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of comprehensive income (loss)
Net loss for the year	DKK (272,271)	DKK (153,910)	DKK (113,957)
Other comprehensive income (loss)	0	0	0
Comprehensive loss for the year	DKK (272,271)	DKK (153,910)	DKK (113,957)